Nature of business and organization (Details Narrative) - USD ($)	May 29, 2023	May 22, 2023	May 08, 2023
Chengdu Shanyou HVAC Engineering Co., Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Consideration Amount			$ 68,000
Shanyou H V A C [Member]
Defined Benefit Plan Disclosure [Line Items]
Consideration Amount		$ 1,700,000
Emerald Investments International L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Consideration Amount		$ 816,000
Chengdu Shanyou H V A C [Member]
Defined Benefit Plan Disclosure [Line Items]
Consideration Amount	$ 1,600,000